CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenue	$ 149,335,580	$ 142,282,919	$ 126,161,270
Cost of revenue	82,839,980	86,085,046	66,458,217
Gross profit	66,495,600	56,197,873	59,703,053
Operating expenses:
Film participation expenses	(1,319,749)	438,636	321,100
Selling and marketing expenses	14,374,421	18,490,433	18,506,262
General and administrative expenses	49,853,700	41,890,064	28,371,497
Total operating expenses	62,908,372	60,819,133	47,198,859
Government subsidies	5,022,424	3,866,700	220,559
Operating income (loss)	8,609,652	(754,560)	12,724,753
Other income:
Interest income from bank deposits	282,221	246,423	248,266
Interest income from loan to producer of TV series			141,545
Interest expenses	(1,382,683)	(399,319)	(589,833)
Exchange gain	1,779,231	373,265	1,748,044
Loss on disposal of an equity method investment		(5,584)
Other income	285,716	288,157	770,081
Income (loss) before income tax and equity in earnings of equity method investments, net of tax	9,574,137	(251,618)	15,042,856
Provision for income taxes	5,130,025	1,322,368	473,542
Equity in earnings of equity method investments, net of tax	78,362	5,604	3,062
Net income (loss)	4,522,474	(1,568,382)	14,572,376
Less: Net income (loss) attributable to the noncontrolling interests	(1,133,792)	(284,500)	140,295
Net income (loss) attributable to Bona Film Group Limited	5,656,266	(1,283,882)	14,432,081
Net income (loss) per ordinary share
Basic (in dollars per share)	$ 0.19	$ (0.04)	$ 0.49
Diluted (in dollars per share)	$ 0.19	$ (0.04)	$ 0.48
Weighted average shares used in calculating net income (loss) per ordinary share
Basic (in shares)	29,870,809	29,514,979	29,353,936
Diluted (in shares)	30,436,728	29,514,979	29,844,462
Share-based compensation expenses
Share-based compensation	3,958,407	4,803,163	3,647,144
General and administrative expenses
Share-based compensation expenses
Share-based compensation	$ 3,958,407	$ 4,803,163	$ 3,647,144